LEASES - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Lease Cost
Fixed	$ 21,408	$ 19,960	$ 18,990
Variable	7,476	7,213	7,520
Short-term	1,287	593	451
Total	$ 30,171	$ 27,766	$ 26,961